Loans Payable - Additional Information (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 USD ($)
Debt Instrument [Line Items]
Short-term loans	¥ 4,347,147	$ 619,463	¥ 3,571,637		$ 619,463
Long-term loans	¥ 533,751		99,990		$ 76,059
Debt instrument, collateral description	As of December 31, 2023 and September 30, 2024, the repayments of primarily all of the short-term loans are guaranteed by subsidiaries within the Group and collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB509,348 and RMB499,567 (US$71,188), respectively
Structured Payable Arrangements
Debt Instrument [Line Items]
Short-term loans	¥ 720,859	102,722	¥ 1,055,806
Accounts Payable Current	¥ 897,822	$ 127,939		¥ 1,236,692
Short-term Loan
Debt Instrument [Line Items]
Weighted average interest rate	3.14%	3.14%	3.95%
Unused line of credit for short-term loans	¥ 2,281,100	$ 325,054	¥ 2,176,120
Long-term Loan
Debt Instrument [Line Items]
Weighted average interest rate	3.89%	3.89%	4.30%
Unused line of credit for short-term loans	¥ 707,749	$ 100,853
Building | Short-term Loan
Debt Instrument [Line Items]
Debt instrument, collateralized asset carrying amount	499,567	71,188	¥ 509,348
Land | Long-term Loan
Debt Instrument [Line Items]
Debt instrument, collateralized asset carrying amount	¥ 43,737	$ 6,232